Loans and Allowance for Loan Losses - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) loan	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Variable rate loans	$ 1,495,918	$ 1,252,794
Fixed rate loans	554,281	505,747
Prevailing interest rate loans	$ 13,019	$ 7,759	$ 9,692
Troubled debt restructuring number of loans | loan	0	1
Troubled debt restructurings subsequently default within twelve months		$ 103
Loans in secondary market	$ 129,060	135,835	161,114
Loans and leases receivable, consumer, mortgage	200	201
Gain on sale of loans in secondary market	4,639	4,258	$ 4,355
Loans sold with recourse	94,801	105,308
Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Potential problem loans	$ 12,000	$ 16,200
Residential 1-4 family
Financing Receivable, Recorded Investment [Line Items]
Amortization term, lower range	15 years
Amortization term, upper range	30 years
Maturity period, lower range	5 years
Maturity period, upper range	15 years